Label	Element	Value
(WF Municipal Fixed Income Funds - Administrator Class) | (California Limited-Term Tax-Free Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
■	at least 80% of the Fund’s net assets in municipal securities whose interest is exempt from federal income tax, including federal alternative minimum tax (AMT), and California individual income tax;
■	up to 20% of the Fund’s net assets in securities whose interest is subject to federal income tax, including federal AMT;
■	up to 10% of the Fund’s total assets in below investment-grade municipal securities; and
■	up to 10% of the Fund’s total assets in inverse floaters.
We invest principally in municipal securities whose interest is exempt from federal income tax, including federal AMT, and California individual income tax. Our investment holdings may include municipal securities issued by the state of California and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund’s net assets in securities whose interest is subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund’s dollar-weighted average effective maturity to be between 2 and 7 years.
We may invest up to 10% of the Fund’s total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund’s investment in inverse floaters to an amount equal to 10% of the Fund’s total assets.
We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund may lose money, is not a deposit of Wells Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.
State Emphasis Risk. Securities issued by a particular state and its subdivisions, authorities, instrumentalities and corporations are subject to the risk of unfavorable developments occurring in such state. Such developments may adversely impact the liquidity and value of the municipal securities in which a Fund invests and, in turn, adversely impact the value of the Fund’s shares.
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.
Inverse Floater Risk. The holder of an inverse floater, which is a type of derivative, could lose more than its principal investment. An inverse floater produces less income and may decline in value when market rates and the rate payable on the floater rises. An inverse floater typically involves leverage, which may magnify a Fund’s losses, and exhibits greater price and income volatility than an unleveraged bond with a similar maturity.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +1.94% Lowest Quarter: December 31, 2016 -2.41% Year-to-date total return as of September 30, 2021 is +0.31%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2020
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WF Municipal Fixed Income Funds - Administrator Class) | (California Limited-Term Tax-Free Fund) | Bloomberg Municipal 1-5 Year Blend Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.15%
5 Years	rr_AverageAnnualReturnYear05	2.16%
10 Years	rr_AverageAnnualReturnYear10	2.12%
(WF Municipal Fixed Income Funds - Administrator Class) | (California Limited-Term Tax-Free Fund) | Bloomberg California Municipal 1-5 Year Blend Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.93%
5 Years	rr_AverageAnnualReturnYear05	1.93%
10 Years	rr_AverageAnnualReturnYear10	2.07%
(WF Municipal Fixed Income Funds - Administrator Class) | (California Limited-Term Tax-Free Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.60%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	420
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 960
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year
Annual Return 2011	rr_AnnualReturn2011	4.72%
Annual Return 2012	rr_AnnualReturn2012	3.57%
Annual Return 2013	rr_AnnualReturn2013	1.41%
Annual Return 2014	rr_AnnualReturn2014	3.74%
Annual Return 2015	rr_AnnualReturn2015	1.85%
Annual Return 2016	rr_AnnualReturn2016	(0.29%)
Annual Return 2017	rr_AnnualReturn2017	2.39%
Annual Return 2018	rr_AnnualReturn2018	0.79%
Annual Return 2019	rr_AnnualReturn2019	3.80%
Annual Return 2020	rr_AnnualReturn2020	2.04%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of September 30, 2021 is +0.31%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.31%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.94%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: December 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.41%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	2.04%
5 Years	rr_AverageAnnualReturnYear05	1.73%
10 Years	rr_AverageAnnualReturnYear10	2.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 06, 1996
(WF Municipal Fixed Income Funds - Administrator Class) | (California Limited-Term Tax-Free Fund) | Administrator Class | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.28%
5 Years	rr_AverageAnnualReturnYear05	1.58%
10 Years	rr_AverageAnnualReturnYear10	2.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 06, 1996
(WF Municipal Fixed Income Funds - Administrator Class) | (California Limited-Term Tax-Free Fund) | Administrator Class | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.20%
5 Years	rr_AverageAnnualReturnYear05	1.62%
10 Years	rr_AverageAnnualReturnYear10	2.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 06, 1996
(WF Municipal Fixed Income Funds - Administrator Class) | (California Tax-Free Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax and California individual income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
■	at least 80% of the Fund’s net assets in municipal securities whose interest is exempt from federal income tax, including federal alternative minimum tax (AMT), and California individual income tax;
■	up to 20% of the Fund’s net assets in securities whose interest is subject to federal income tax, including federal AMT;
■	up to 10% of the Fund’s total assets in below investment-grade municipal securities; and
■	up to 10% of the Fund’s total assets in inverse floaters.
We invest principally in municipal securities whose interest is exempt from federal income tax, including federal AMT, and California individual income tax. Our investment holdings may include municipal securities issued by the state of California and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund’s net assets in securities whose interest is subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund’s dollar-weighted average effective maturity to be between 3 and 20 years.
We may invest up to 10% of the Fund’s total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund’s investment in inverse floaters to an amount equal to 10% of the Fund’s total assets.
We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.
The Fund is considered to be non-diversified.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund may lose money, is not a deposit of Wells Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.
State Emphasis Risk. Securities issued by a particular state and its subdivisions, authorities, instrumentalities and corporations are subject to the risk of unfavorable developments occurring in such state. Such developments may adversely impact the liquidity and value of the municipal securities in which a Fund invests and, in turn, adversely impact the value of the Fund’s shares.
Non-Diversification Risk. A Fund that is considered “non-diversified” under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a “diversified” fund. Default by the issuer of an individual security in such a Fund’s portfolio may have a greater negative effect on the Fund’s return or net asset value than it would on the return or net asset value of a “diversified” fund.
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.
Inverse Floater Risk. The holder of an inverse floater, which is a type of derivative, could lose more than its principal investment. An inverse floater produces less income and may decline in value when market rates and the rate payable on the floater rises. An inverse floater typically involves leverage, which may magnify a Fund’s losses, and exhibits greater price and income volatility than an unleveraged bond with a similar maturity.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. A Fund that is considered “non-diversified” under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a “diversified” fund. Default by the issuer of an individual security in such a Fund’s portfolio may have a greater negative effect on the Fund’s return or net asset value than it would on the return or net asset value of a “diversified” fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2011 +4.56% Lowest Quarter: December 31, 2016 -4.43% Year-to-date total return as of September 30, 2021 is +1.02%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2020
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WF Municipal Fixed Income Funds - Administrator Class) | (California Tax-Free Fund) | Bloomberg Municipal Bond: California Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.15%
5 Years	rr_AverageAnnualReturnYear05	3.84%
10 Years	rr_AverageAnnualReturnYear10	5.07%
(WF Municipal Fixed Income Funds - Administrator Class) | (California Tax-Free Fund) | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.21%
5 Years	rr_AverageAnnualReturnYear05	3.91%
10 Years	rr_AverageAnnualReturnYear10	4.63%
(WF Municipal Fixed Income Funds - Administrator Class) | (California Tax-Free Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.55%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	220
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	397
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 912
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year
Annual Return 2011	rr_AnnualReturn2011	11.38%
Annual Return 2012	rr_AnnualReturn2012	10.01%
Annual Return 2013	rr_AnnualReturn2013	(0.97%)
Annual Return 2014	rr_AnnualReturn2014	11.89%
Annual Return 2015	rr_AnnualReturn2015	3.55%
Annual Return 2016	rr_AnnualReturn2016	(0.09%)
Annual Return 2017	rr_AnnualReturn2017	5.25%
Annual Return 2018	rr_AnnualReturn2018	0.75%
Annual Return 2019	rr_AnnualReturn2019	7.27%
Annual Return 2020	rr_AnnualReturn2020	4.22%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of September 30, 2021 is +1.02%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.02%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.56%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2011
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: December 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.43%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	5.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 1997
(WF Municipal Fixed Income Funds - Administrator Class) | (California Tax-Free Fund) | Administrator Class | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.96%
5 Years	rr_AverageAnnualReturnYear05	3.19%
10 Years	rr_AverageAnnualReturnYear10	5.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 1997
(WF Municipal Fixed Income Funds - Administrator Class) | (California Tax-Free Fund) | Administrator Class | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.48%
5 Years	rr_AverageAnnualReturnYear05	3.14%
10 Years	rr_AverageAnnualReturnYear10	4.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 1997
(WF Municipal Fixed Income Funds - Administrator Class) | (High Yield Municipal Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income exempt from federal income tax, and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
■	at least 80% of the Fund’s net assets in municipal securities whose interest is exempt from federal income tax, but not necessarily federal alternative minimum tax (“AMT”);
■	up to 20% of the Fund’s total assets in securities whose interest is subject to federal AMT;
■	at least 50% of the Fund’s total assets in municipal securities rated BBB and below or comparable unrated municipal securities; and
■	up to 20% of the Fund’s total assets in inverse floaters.
We invest principally in municipal securities of states, territories and possessions of the United States whose interest is exempt from federal income tax, but not necessarily federal AMT. A substantial portion of the securities will be rated BBB and below or unrated and deemed by us to be of comparable quality. Securities rated BB and below are often called “high yield” securities or “junk bonds”. We may invest in municipal debt of any credit quality. We may also invest a portion of the Fund’s total assets in securities whose interest is subject to federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund’s dollar-weighted average effective maturity to be between 3 and 20 years. “Dollar-weighted average effective maturity” is a measure of the average time until the final payment of principal and interest is due on fixed income securities in the Fund’s portfolio.
We may invest up to 20% of the Fund’s total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund’s investments in inverse floaters to an amount equal to 20% of the Fund’s total assets.
We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund may lose money, is not a deposit of Wells Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.
Inverse Floater Risk. The holder of an inverse floater, which is a type of derivative, could lose more than its principal investment. An inverse floater produces less income and may decline in value when market rates and the rate payable on the floater rises. An inverse floater typically involves leverage, which may magnify a Fund’s losses, and exhibits greater price and income volatility than an unleveraged bond with a similar maturity.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: March 31, 2014 +5.78% Lowest Quarter: March 31, 2020 -6.70% Year-to-date total return as of September 30, 2021 is +4.46%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2020
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WF Municipal Fixed Income Funds - Administrator Class) | (High Yield Municipal Bond Fund) | High Yield Municipal Bond Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.12%	[4]
5 Years	rr_AverageAnnualReturnYear05	5.52%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.56%	[4]
(WF Municipal Fixed Income Funds - Administrator Class) | (High Yield Municipal Bond Fund) | Bloomberg High Yield Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.89%
5 Years	rr_AverageAnnualReturnYear05	6.56%
Since Inception	rr_AverageAnnualReturnSinceInception	5.15%
(WF Municipal Fixed Income Funds - Administrator Class) | (High Yield Municipal Bond Fund) | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.21%
5 Years	rr_AverageAnnualReturnYear05	3.91%
Since Inception	rr_AverageAnnualReturnSinceInception	3.61%
(WF Municipal Fixed Income Funds - Administrator Class) | (High Yield Municipal Bond Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.70%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	559
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,283
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year
Annual Return 2014	rr_AnnualReturn2014	15.61%
Annual Return 2015	rr_AnnualReturn2015	4.62%
Annual Return 2016	rr_AnnualReturn2016	(0.29%)
Annual Return 2017	rr_AnnualReturn2017	8.93%
Annual Return 2018	rr_AnnualReturn2018	3.50%
Annual Return 2019	rr_AnnualReturn2019	9.38%
Annual Return 2020	rr_AnnualReturn2020	2.13%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of September 30, 2021 is +4.46%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.46%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: March 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.78%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2014
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.70%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	2.13%
5 Years	rr_AverageAnnualReturnYear05	4.66%
Since Inception	rr_AverageAnnualReturnSinceInception	5.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2013
(WF Municipal Fixed Income Funds - Administrator Class) | (High Yield Municipal Bond Fund) | Administrator Class | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.40%
5 Years	rr_AverageAnnualReturnYear05	4.24%
Since Inception	rr_AverageAnnualReturnSinceInception	4.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2013
(WF Municipal Fixed Income Funds - Administrator Class) | (High Yield Municipal Bond Fund) | Administrator Class | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.22%
5 Years	rr_AverageAnnualReturnYear05	4.10%
Since Inception	rr_AverageAnnualReturnSinceInception	4.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2013
(WF Municipal Fixed Income Funds - Administrator Class) | (Intermediate Tax/AMT-Free Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[6]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
■	at least 80% of the Fund’s net assets in municipal securities whose interest is exempt from federal income tax, including federal alternative minimum tax (AMT);
■	up to 15% of the Fund’s total assets in below investment-grade municipal securities; and
■	up to 10% of the Fund’s total assets in inverse floaters.
We invest principally in municipal securities of states, territories and possessions of the United States whose interest is exempt from federal income tax, including federal AMT. Some of the securities may be below investment grade or unrated and deemed by us to be of comparable quality. Under normal circumstances, we do not invest in securities whose interest is subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund’s dollar-weighted average effective maturity to be between 3 and 10 years.
We may invest up to 10% of the Fund’s total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund’s investment in inverse floaters to an amount equal to 10% of the Fund’s total assets.
We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund may lose money, is not a deposit of Wells Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.
Inverse Floater Risk. The holder of an inverse floater, which is a type of derivative, could lose more than its principal investment. An inverse floater produces less income and may decline in value when market rates and the rate payable on the floater rises. An inverse floater typically involves leverage, which may magnify a Fund’s losses, and exhibits greater price and income volatility than an unleveraged bond with a similar maturity.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2011 +3.32% Lowest Quarter: December 31, 2016 -3.67% Year-to-date total return as of September 30, 2021 is +0.85%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2020
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WF Municipal Fixed Income Funds - Administrator Class) | (Intermediate Tax/AMT-Free Fund) | Bloomberg Municipal Bond 1-15 Year Blend Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.73%
5 Years	rr_AverageAnnualReturnYear05	3.39%
10 Years	rr_AverageAnnualReturnYear10	3.84%
(WF Municipal Fixed Income Funds - Administrator Class) | (Intermediate Tax/AMT-Free Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.37%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.60%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	222
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	398
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 905
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year
Annual Return 2011	rr_AnnualReturn2011	9.34%
Annual Return 2012	rr_AnnualReturn2012	6.64%
Annual Return 2013	rr_AnnualReturn2013	(1.55%)
Annual Return 2014	rr_AnnualReturn2014	7.40%
Annual Return 2015	rr_AnnualReturn2015	2.15%
Annual Return 2016	rr_AnnualReturn2016	(0.83%)
Annual Return 2017	rr_AnnualReturn2017	4.41%
Annual Return 2018	rr_AnnualReturn2018	1.01%
Annual Return 2019	rr_AnnualReturn2019	6.14%
Annual Return 2020	rr_AnnualReturn2020	4.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of September 30, 2021 is +0.85%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.85%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.32%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2011
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: December 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.67%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	4.00%
5 Years	rr_AverageAnnualReturnYear05	2.92%
10 Years	rr_AverageAnnualReturnYear10	3.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
(WF Municipal Fixed Income Funds - Administrator Class) | (Intermediate Tax/AMT-Free Fund) | Administrator Class | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.06%
5 Years	rr_AverageAnnualReturnYear05	2.51%
10 Years	rr_AverageAnnualReturnYear10	3.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
(WF Municipal Fixed Income Funds - Administrator Class) | (Intermediate Tax/AMT-Free Fund) | Administrator Class | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.36%
5 Years	rr_AverageAnnualReturnYear05	2.39%
10 Years	rr_AverageAnnualReturnYear10	3.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
(WF Municipal Fixed Income Funds - Administrator Class) | (Minnesota Tax-Free Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax and Minnesota individual income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
■	at least 80% of the Fund’s net assets in municipal securities whose interest is exempt from federal income tax, including federal alternative minimum tax (AMT), and Minnesota individual income tax;
■	up to 20% of the Fund’s net assets in securities whose interest is subject to federal income tax, including federal AMT;
■	up to 10% of the Fund’s total assets in below investment-grade municipal securities; and
■	up to 10% of the Fund’s total assets in inverse floaters.
We invest principally in municipal securities whose interest is exempt from federal income tax, including federal AMT, and Minnesota individual income tax. Our investment holdings may include municipal securities issued by the state of Minnesota and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund’s net assets in securities whose interest is subject to federal income tax, including federal AMT. While the Fund is required, under normal circumstances, to invest at least 80% of the Fund’s net assets in municipal securities whose interest is exempt from Minnesota individual income tax, we currently intend to manage the portfolio so that at least 95% of the income generated by the Fund is exempt from Minnesota individual income tax. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund’s dollar-weighted average effective maturity to be between 3 and 20 years.
We may invest up to 10% of the Fund’s total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund’s investment in inverse floaters to an amount equal to 10% of the Fund’s total assets.
We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund may lose money, is not a deposit of Wells Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.
State Emphasis Risk. Securities issued by a particular state and its subdivisions, authorities, instrumentalities and corporations are subject to the risk of unfavorable developments occurring in such state. Such developments may adversely impact the liquidity and value of the municipal securities in which a Fund invests and, in turn, adversely impact the value of the Fund’s shares.
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.
Inverse Floater Risk. The holder of an inverse floater, which is a type of derivative, could lose more than its principal investment. An inverse floater produces less income and may decline in value when market rates and the rate payable on the floater rises. An inverse floater typically involves leverage, which may magnify a Fund’s losses, and exhibits greater price and income volatility than an unleveraged bond with a similar maturity.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2011 +3.82% Lowest Quarter: June 30, 2013 -2.73% Year-to-date total return as of September 30, 2021 is +0.56%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2020
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WF Municipal Fixed Income Funds - Administrator Class) | (Minnesota Tax-Free Fund) | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.21%
5 Years	rr_AverageAnnualReturnYear05	3.91%
10 Years	rr_AverageAnnualReturnYear10	4.63%
(WF Municipal Fixed Income Funds - Administrator Class) | (Minnesota Tax-Free Fund) | Bloomberg Minnesota Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.12%
5 Years	rr_AverageAnnualReturnYear05	3.45%
10 Years	rr_AverageAnnualReturnYear10	4.03%
(WF Municipal Fixed Income Funds - Administrator Class) | (Minnesota Tax-Free Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.60%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	248
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	451
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,037
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year
Annual Return 2011	rr_AnnualReturn2011	9.92%
Annual Return 2012	rr_AnnualReturn2012	6.10%
Annual Return 2013	rr_AnnualReturn2013	(1.03%)
Annual Return 2014	rr_AnnualReturn2014	7.11%
Annual Return 2015	rr_AnnualReturn2015	2.90%
Annual Return 2016	rr_AnnualReturn2016	0.56%
Annual Return 2017	rr_AnnualReturn2017	4.09%
Annual Return 2018	rr_AnnualReturn2018	0.97%
Annual Return 2019	rr_AnnualReturn2019	6.12%
Annual Return 2020	rr_AnnualReturn2020	4.10%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of September 30, 2021 is +0.56%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.56%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.82%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2011
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: June 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.73%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
1 Year	rr_AverageAnnualReturnYear01	4.10%
5 Years	rr_AverageAnnualReturnYear05	3.15%
10 Years	rr_AverageAnnualReturnYear10	4.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 02, 1993
(WF Municipal Fixed Income Funds - Administrator Class) | (Minnesota Tax-Free Fund) | Administrator Class | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.17%
5 Years	rr_AverageAnnualReturnYear05	2.93%
10 Years	rr_AverageAnnualReturnYear10	3.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 02, 1993
(WF Municipal Fixed Income Funds - Administrator Class) | (Minnesota Tax-Free Fund) | Administrator Class | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.41%
5 Years	rr_AverageAnnualReturnYear05	2.85%
10 Years	rr_AverageAnnualReturnYear10	3.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 02, 1993
(WF Municipal Fixed Income Funds - Administrator Class) | (Municipal Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
■	at least 80% of the Fund’s net assets in municipal securities whose interest is exempt from federal income tax, but not necessarily federal alternative minimum tax (AMT);
■	up to 20% of the Fund’s total assets in securities whose interest is subject to federal AMT;
■	up to 20% of the Fund’s total assets in below investment-grade municipal securities; and
■	up to 10% of the Fund’s total assets in inverse floaters.
We invest principally in municipal securities of states, territories and possessions of the United States whose interest is exempt from federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund’s assets in securities whose interest is subject to federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund’s dollar-weighted average effective maturity to be between 3 and 20 years.
We may invest up to 10% of the Fund’s total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund’s investment in inverse floaters to an amount equal to 10% of the Fund’s total assets.
We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund may lose money, is not a deposit of Wells Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.
Inverse Floater Risk. The holder of an inverse floater, which is a type of derivative, could lose more than its principal investment. An inverse floater produces less income and may decline in value when market rates and the rate payable on the floater rises. An inverse floater typically involves leverage, which may magnify a Fund’s losses, and exhibits greater price and income volatility than an unleveraged bond with a similar maturity.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: March 31, 2014 +4.72% Lowest Quarter: December 31, 2016 -3.64% Year-to-date total return as of September 30, 2021 is +1.08%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2020
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WF Municipal Fixed Income Funds - Administrator Class) | (Municipal Bond Fund) | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.21%
5 Years	rr_AverageAnnualReturnYear05	3.91%
10 Years	rr_AverageAnnualReturnYear10	4.63%
(WF Municipal Fixed Income Funds - Administrator Class) | (Municipal Bond Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.34%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.60%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	216
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	384
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 872
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year
Annual Return 2011	rr_AnnualReturn2011	10.27%
Annual Return 2012	rr_AnnualReturn2012	10.33%
Annual Return 2013	rr_AnnualReturn2013	(1.79%)
Annual Return 2014	rr_AnnualReturn2014	11.35%
Annual Return 2015	rr_AnnualReturn2015	3.31%
Annual Return 2016	rr_AnnualReturn2016	0.42%
Annual Return 2017	rr_AnnualReturn2017	6.11%
Annual Return 2018	rr_AnnualReturn2018	1.89%
Annual Return 2019	rr_AnnualReturn2019	7.33%
Annual Return 2020	rr_AnnualReturn2020	4.13%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of September 30, 2021 is +1.08%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.08%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: March 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.72%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2014
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: December 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.64%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	4.13%
5 Years	rr_AverageAnnualReturnYear05	3.94%
10 Years	rr_AverageAnnualReturnYear10	5.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 08, 2005
(WF Municipal Fixed Income Funds - Administrator Class) | (Municipal Bond Fund) | Administrator Class | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.09%
5 Years	rr_AverageAnnualReturnYear05	3.67%
10 Years	rr_AverageAnnualReturnYear10	5.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 08, 2005
(WF Municipal Fixed Income Funds - Administrator Class) | (Municipal Bond Fund) | Administrator Class | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.43%
5 Years	rr_AverageAnnualReturnYear05	3.49%
10 Years	rr_AverageAnnualReturnYear10	4.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 08, 2005
(WF Municipal Fixed Income Funds - Administrator Class) | (Municipal Sustainability Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[10]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
■	at least 80% of the Fund’s net assets in municipal securities whose interest is exempt from federal income tax, but not necessarily federal alternative minimum tax (AMT);
■	up to 20% of the Fund’s total assets in securities whose interest is subject to federal AMT;
■	up to 20% of the Fund’s total assets in below investment-grade municipal securities; and
■	up to 10% of the Fund’s total assets in inverse floaters.
We invest principally in municipal securities of states, territories and possessions of the United States whose interest is exempt from federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund’s assets in securities whose interest is subject to federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund’s dollar-weighted average effective maturity to be between 3 and 20 years.
We may invest up to 10% of the Fund’s total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund’s investment in inverse floaters to an amount equal to 10% of the Fund’s total assets.
We evaluate each security in which the Fund invests using both a traditional municipal bond credit analysis and a consideration of the security’s environmental, social and governance (“ESG”) impacts. Using our ESG impact framework, securities that we determine to have a positive ESG impact are generally deemed eligible for purchase. In making this determination, we consider the following, where available: an issuer’s history of positive ESG practices, a security’s use-of-proceeds information, an issuer’s impact on underserved populations (such as low socio-economic communities), and a third-party issuer/security ESG rating. A security’s positive ESG impact can be determined under any of the four factors described above. Our ESG impact framework is conducted on an industry sector basis and includes the use of key ESG indicators that vary by sector. In assessing a security’s use of proceeds and an issuer’s history of positive ESG practices, we consider factors such as energy efficiency, pollution control, and environmentally sustainable management. In assessing a security’s use of proceeds and an issuer’s impact on underserved populations, we consider factors such as access to essential services and affordable housing. Municipal securities that we have determined to have a positive ESG impact may include securities issued to fund education (K-12, post-secondary), affordable housing, water treatment, public transportation, healthcare, and energy efficiency projects, among many others.
We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends, the degree of a security’s positive ESG impact and consideration of ESG risks. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics, outlook, change in our evaluation of ESG impact or ESG risk, as well as changes in portfolio strategy or cash flow needs.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund may lose money, is not a deposit of Wells Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.
ESG/Sustainable Investment Style Risk. A Fund that uses ESG or sustainability criteria to select investments may forgo opportunities in individual securities and/or sectors of securities for non-investment reasons, which could cause the Fund to underperform funds that do not use ESG or sustainability criteria. ESG-focused investments and strategies may, at times, be subject to a higher degree of volatility than non-ESG-focused investments and strategies. ESG information and data, including that provided by third parties, may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG factors relevant to a particular investment. Our assessment of an investment’s ESG impact may change over time, which may cause the Fund to hold a security that does not meet our ESG criteria or sell a security when it might otherwise be disadvantageous to do so. Views on ESG, sustainability and positive social and environmental outcomes may differ by fund, adviser and investor. Certain bonds in which the Fund invests may be dependent on government incentives and subsidies, and lack of political support for the financing of projects with a positive environmental or social impact could negatively impact the performance of the Fund. There is no guarantee that our efforts to select investments based on ESG practices will be successful.
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.
Inverse Floater Risk. The holder of an inverse floater, which is a type of derivative, could lose more than its principal investment. An inverse floater produces less income and may decline in value when market rates and the rate payable on the floater rises. An inverse floater typically involves leverage, which may magnify a Fund’s losses, and exhibits greater price and income volatility than an unleveraged bond with a similar maturity.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund’s small asset base, certain of the Fund’s expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.
Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the “Volcker Rule”), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund after the permitted seeding period following the Fund’s inception, the Fund will be subject to restrictions on trading that will adversely impact the Fund’s ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences. As of October 1, 2021, the Manager and/or its affiliates held approximately 93.47% of the Fund’s shares in the form of a seed capital investment intended to enable the Fund to commence investment operations and/or achieve sufficient scale. This percentage may change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund does not have annual returns for at least one calendar year, there is no performance to report.
(WF Municipal Fixed Income Funds - Administrator Class) | (Municipal Sustainability Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.19%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.60%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	447
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	858
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,007
(WF Municipal Fixed Income Funds - Administrator Class) | (Short-Term Municipal Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax consistent with capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
■	at least 80% of the Fund’s net assets in municipal securities whose interest is exempt from federal income tax, but not necessarily federal alternative minimum tax (AMT);
■	up to 20% of the Fund’s total assets in securities whose interest is subject to federal AMT;
■	up to 15% of the Fund’s total assets in below investment-grade municipal securities; and
■	up to 10% of the Fund’s total assets in inverse floaters.
We invest principally in short-term municipal securities of states, territories and possessions of the United States whose interest is exempt from federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund’s assets in securities whose interest is subject to federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund’s dollar-weighted average effective maturity to be 3 years or less.
We may invest up to 10% of the Fund’s total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund’s investment in inverse floaters to an amount equal to 10% of the Fund’s total assets.
We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund may lose money, is not a deposit of Wells Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.
Inverse Floater Risk. The holder of an inverse floater, which is a type of derivative, could lose more than its principal investment. An inverse floater produces less income and may decline in value when market rates and the rate payable on the floater rises. An inverse floater typically involves leverage, which may magnify a Fund’s losses, and exhibits greater price and income volatility than an unleveraged bond with a similar maturity.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +1.46% Lowest Quarter: December 31, 2016 -1.11% Year-to-date total return as of September 30, 2021 is +0.16%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2020
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WF Municipal Fixed Income Funds - Administrator Class) | (Short-Term Municipal Bond Fund) | Bloomberg 1-3 Year Composite Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.36%
5 Years	rr_AverageAnnualReturnYear05	1.72%
10 Years	rr_AverageAnnualReturnYear10	1.53%
(WF Municipal Fixed Income Funds - Administrator Class) | (Short-Term Municipal Bond Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.33%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.60%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	216
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	384
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 872
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year1
Annual Return 2011	rr_AnnualReturn2011	3.24%
Annual Return 2012	rr_AnnualReturn2012	2.42%
Annual Return 2013	rr_AnnualReturn2013	0.71%
Annual Return 2014	rr_AnnualReturn2014	1.46%
Annual Return 2015	rr_AnnualReturn2015	0.46%
Annual Return 2016	rr_AnnualReturn2016	(0.23%)
Annual Return 2017	rr_AnnualReturn2017	1.73%
Annual Return 2018	rr_AnnualReturn2018	1.46%
Annual Return 2019	rr_AnnualReturn2019	2.70%
Annual Return 2020	rr_AnnualReturn2020	1.85%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of September 30, 2021 is +0.16%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.16%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.46%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: December 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.11%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	1.85%
5 Years	rr_AverageAnnualReturnYear05	1.50%
10 Years	rr_AverageAnnualReturnYear10	1.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
(WF Municipal Fixed Income Funds - Administrator Class) | (Short-Term Municipal Bond Fund) | Administrator Class | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.30%
5 Years	rr_AverageAnnualReturnYear05	1.25%
10 Years	rr_AverageAnnualReturnYear10	1.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
(WF Municipal Fixed Income Funds - Administrator Class) | (Short-Term Municipal Bond Fund) | Administrator Class | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.09%
5 Years	rr_AverageAnnualReturnYear05	1.23%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
(WF Municipal Fixed Income Funds - Administrator Class) | (Strategic Municipal Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from regular federal income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
■	at least 80% of the Fund’s net assets in municipal securities whose interest is exempt from regular federal income tax, but not necessarily the federal alternative minimum tax (AMT);
■	up to 35% of the Fund’s total assets in below investment-grade municipal securities; and
■	up to 10% of the Fund’s total assets in inverse floaters.
We may also invest:
■	any amount in securities whose interest is subject to federal AMT.
We invest principally in municipal securities of states, territories and possessions of the United States whose interest is exempt from regular federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest any amount of the Fund’s total assets in securities whose interest is subject to federal AMT. We may use futures for duration and yield curve management.
We may invest up to 10% of the Fund’s total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund’s investment in inverse floaters to an amount equal to 10% of the Fund’s total assets.
We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.
While we may purchase securities of any maturity or duration, under normal circumstances, we expect the Fund’s overall dollar-weighted average effective duration to be 6 years or less.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund may lose money, is not a deposit of Wells Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.
Inverse Floater Risk. The holder of an inverse floater, which is a type of derivative, could lose more than its principal investment. An inverse floater produces less income and may decline in value when market rates and the rate payable on the floater rises. An inverse floater typically involves leverage, which may magnify a Fund’s losses, and exhibits greater price and income volatility than an unleveraged bond with a similar maturity.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +2.49% Lowest Quarter: March 31, 2020 -1.60% Year-to-date total return as of September 30, 2021 is +0.78%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2020
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WF Municipal Fixed Income Funds - Administrator Class) | (Strategic Municipal Bond Fund) | Bloomberg Short-Intermediate Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.97%
5 Years	rr_AverageAnnualReturnYear05	2.74%
10 Years	rr_AverageAnnualReturnYear10	2.95%
(WF Municipal Fixed Income Funds - Administrator Class) | (Strategic Municipal Bond Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.36%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.68%	[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	228
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	401
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 902
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year1
Annual Return 2011	rr_AnnualReturn2011	5.26%
Annual Return 2012	rr_AnnualReturn2012	4.48%
Annual Return 2013	rr_AnnualReturn2013	0.74%
Annual Return 2014	rr_AnnualReturn2014	4.69%
Annual Return 2015	rr_AnnualReturn2015	1.55%
Annual Return 2016	rr_AnnualReturn2016	0.48%
Annual Return 2017	rr_AnnualReturn2017	3.29%
Annual Return 2018	rr_AnnualReturn2018	2.15%
Annual Return 2019	rr_AnnualReturn2019	4.75%
Annual Return 2020	rr_AnnualReturn2020	3.24%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of September 30, 2021 is +0.78%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.78%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.49%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.60%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	3.24%
5 Years	rr_AverageAnnualReturnYear05	2.77%
10 Years	rr_AverageAnnualReturnYear10	3.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 06, 1997
(WF Municipal Fixed Income Funds - Administrator Class) | (Strategic Municipal Bond Fund) | Administrator Class | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.49%
5 Years	rr_AverageAnnualReturnYear05	2.54%
10 Years	rr_AverageAnnualReturnYear10	2.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 06, 1997
(WF Municipal Fixed Income Funds - Administrator Class) | (Strategic Municipal Bond Fund) | Administrator Class | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.91%
5 Years	rr_AverageAnnualReturnYear05	2.36%
10 Years	rr_AverageAnnualReturnYear10	2.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 06, 1997
(WF Municipal Fixed Income Funds - Administrator Class) | (Ultra Short-Term Municipal Income Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax, consistent with capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
■	at least 80% of the Fund’s net assets in municipal securities whose interest is exempt from federal income tax, but not necessarily federal alternative minimum tax (AMT);
■	up to 20% of the Fund’s total assets in securities whose interest is subject to federal AMT; and
■	up to 10% of the Fund’s total assets in below investment-grade municipal securities.
We invest principally in short-term municipal securities of states, territories and possessions of the United States whose interest is exempt from federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund’s assets in securities whose interest is subject to federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund’s dollar-weighted average effective maturity to be 1 year or less.
We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund may lose money, is not a deposit of Wells Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2011 +0.77% Lowest Quarter: December 31, 2016 -0.47% Year-to-date total return as of September 30, 2021 is +0.09%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2020
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WF Municipal Fixed Income Funds - Administrator Class) | (Ultra Short-Term Municipal Income Fund) | Ultra Short-Term Municipal Income Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.04%	[14]
5 Years	rr_AverageAnnualReturnYear05	1.14%	[14]
10 Years	rr_AverageAnnualReturnYear10	0.79%	[14]
(WF Municipal Fixed Income Funds - Administrator Class) | (Ultra Short-Term Municipal Income Fund) | Bloomberg 1-Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.76%
5 Years	rr_AverageAnnualReturnYear05	1.43%
10 Years	rr_AverageAnnualReturnYear10	1.16%
(WF Municipal Fixed Income Funds - Administrator Class) | (Ultra Short-Term Municipal Income Fund) | iMoneyNet Tax-Free National Institutional Money Market Funds Average (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.32%
5 Years	rr_AverageAnnualReturnYear05	0.84%
10 Years	rr_AverageAnnualReturnYear10	0.43%
(WF Municipal Fixed Income Funds - Administrator Class) | (Ultra Short-Term Municipal Income Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.24%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.50%	[15]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	182
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	325
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 740
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year1
Annual Return 2011	rr_AnnualReturn2011	1.36%
Annual Return 2012	rr_AnnualReturn2012	0.81%
Annual Return 2013	rr_AnnualReturn2013	0.38%
Annual Return 2014	rr_AnnualReturn2014	0.35%
Annual Return 2015	rr_AnnualReturn2015	0.18%
Annual Return 2016	rr_AnnualReturn2016	(0.19%)
Annual Return 2017	rr_AnnualReturn2017	0.96%
Annual Return 2018	rr_AnnualReturn2018	1.21%
Annual Return 2019	rr_AnnualReturn2019	1.71%
Annual Return 2020	rr_AnnualReturn2020	0.99%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of September 30, 2021 is +0.09%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.09%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.77%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2011
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: December 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.47%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	0.99%
5 Years	rr_AverageAnnualReturnYear05	0.93%
10 Years	rr_AverageAnnualReturnYear10	0.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
(WF Municipal Fixed Income Funds - Administrator Class) | (Ultra Short-Term Municipal Income Fund) | Administrator Class | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.63%
5 Years	rr_AverageAnnualReturnYear05	0.75%
10 Years	rr_AverageAnnualReturnYear10	0.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
(WF Municipal Fixed Income Funds - Administrator Class) | (Ultra Short-Term Municipal Income Fund) | Administrator Class | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.58%
5 Years	rr_AverageAnnualReturnYear05	0.75%
10 Years	rr_AverageAnnualReturnYear10	0.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010

[1]
1.	The Manager has contractually committed through October 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.60% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[2]
1.	The Manager has contractually committed through October 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.55% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[3]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[4]
1.	Source: Wells Fargo Funds Management, LLC. The High Yield Municipal Bond Blended Index is composed 60% of the Bloomberg High Yield Municipal Bond Index and 40% of the Bloomberg Municipal Bond Index. You cannot invest directly in an index.

[5]
2.	The Manager has contractually committed through October 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.70% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[6]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[7]
2.	The Manager has contractually committed through October 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.60% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[8]
1.	The Manager has contractually committed through October 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.60% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[9]
1.	The Manager has contractually committed through October 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.60% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[10]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[11]
2.	The Manager has contractually committed through October 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.60% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[12]
1.	The Manager has contractually committed through October 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.60% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[13]
1.	The Manager has contractually committed through October 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.68% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[14]
1.	Source: Wells Fargo Funds Management, LLC. The Ultra Short-Term Municipal Income Blended Index is composed 50% of the Bloomberg 1-Year Municipal Bond Index and 50% of the iMoneyNet Tax-Free National Institutional Money Market Funds Average. You cannot invest directly in an index.

[15]
1.	The Manager has contractually committed through October 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.50% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.